Pension and Post Retirement Benefits - Weighted Average Assumptions used to Determine Projected Benefit Obligation (Detail)	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.78%	4.38%
Rate of future compensation increases	3.00%	3.50%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.33%	4.77%
Rate of future compensation increases	2.97%	3.05%